Related Party Transactions (Details) - Schedule of forth major related parties	12 Months Ended
Dec. 31, 2022
Shanghai NiSun Enterprise Management Group Co., Ltd (“NiSun Shanghai”) [Member]
Related Party Transaction [Line Items]
Relationship with the Group	An affiliated entity controlled by the ultimate controlling shareholder of the Group
Nisun International Enterprise Management Group Co., Ltd (“Nisun Cayman”) [Member]
Related Party Transaction [Line Items]
Relationship with the Group	A shareholder who owns 19.42% equity interest of the Group
Mr. Bodang Liu [Member]
Related Party Transaction [Line Items]
Relationship with the Group	An affiliate and largest shareholder of the Group
Mr. Jian Lin [Member]
Related Party Transaction [Line Items]
Relationship with the Group	The shareholder of Wenzhou Jinda